Property and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

Note 5. Property and Equipment

Property and equipment consist of the following at December 31:

	2012	2011	Useful Life (in years)
Land	$778	$178	—
Buildings and related improvements	4,941	2,215	25
Machinery and equipment	9,674	8,087	3-7
Computer equipment and software	971	724	3-5
Other	479	319	3-7

	16,843	11,523
Less: Accumulated depreciation	(5,118)	(3,714)

	11,725	7,809
Construction-in-progress	742	110

Property and equipment — net	$12,467	$7,919

At December 31, 2012 and 2011, property and equipment — net, includes $5,567 and $5,798 in assets held by variable interest entities (Note 1).

Machinery and equipment includes leased assets of approximately $1,160 at December 31, 2012. There were no leased assets included in property and equipment—net at December 31, 2011.

Depreciation expense was approximately $1,683, $1,170 and $1,072 in 2012, 2011 and 2010, respectively.

On March 27, 2013, in connection with the acquisition of certain net assets of the Lone Star and TMF variable interest entities (Note 19), the Company acquired all of the property and equipment associated with the variable interest entities (see description above).